Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2022
Exploration And Evaluation Assets [Abstract]
Schedule of Exploration and Evaluation Assets Relating to Thacker Pass Project
Exploration and evaluation assets were as follows:

	Thacker Pass	Millennial Projects	Total

	$	$	$

Total exploration and evaluation assets

As at December 31, 2021	5,640	-	5,640

Acquisition of Millennial ( N ote 7)	-	338,050	338,050

Additions	4,227	1,081	5,308

Write offs	(353)	-	(353)

As at December 31, 2022	9,514	339,131	348,645